RESEARCH AND DEVELOPMENT CREDIT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Research and Development [Abstract]
NOTE 12. RESEARCH AND DEVELOPMENT CREDIT

In November 2010, the Company received a Federal grant amount of $244,479 under the Qualifying Therapeutic Discovery Project that is part of the Patient Protection and Affordable Care Act. The funds were awarded in support of Impracor, the Company’s late-stage topical NSAID product candidate for the treatment of acute soft tissue injuries. The proceeds from this grant were recorded as a reduction in research and development expenses in the accompanying consolidated statement of operations.